Related parties transactions - Additional Information (Details) ¥ in Thousands, $ in Thousands							1 Months Ended					12 Months Ended
		Jun. 30, 2020 CNY (¥)	Dec. 05, 2017 USD ($)	Dec. 05, 2017 CNY (¥)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Jun. 30, 2020 USD ($) item	Jun. 30, 2020 CNY (¥) item		Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)		Jun. 30, 2018 CNY (¥)	Jun. 30, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Jul. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Disclosure of related party [Line Items]
Cash payments for loan made to related party	[1]												¥ (32,079)			¥ 0		¥ 0
Cash loans from related parties	[1]												0			0		7,609
Lease liabilities		¥ 3,628											3,628	[2]		0	[2]
Cash receipts from repayment of advances and loans made to related parties													11,850			12,412
Net deposits/(withdrawals) of cash at a related party finance entity	[3]												265,479			(517,185)		679,018
Payments to a non-controlling shareholder upon the liquidation of subsidiaries													3,713			0		0
Cash held at a related party finance entity	[3]																		¥ 489,027			¥ 223,548
Cash payments for term deposits placed with related party finance entity	[3]												3,808,762			4,709,697		204,000
Cash receipts of maturity of term deposits placed with related party finance entity	[3]												4,279,255			3,526,603		401,000
Term deposits held by related party	[3]																		916,601			1,387,094
Interest income on deposits	[3]												24,798			24,313		11,464
Interest income receivable from term deposit																			4,478			4,916
Staff, Start-up Cost and Other Miscellaneous Expense Paid on Behalf of Related Party													11,465			10,312		9,401
Repayment of expenses paid by the Group on behalf of a related party																		8,794	10,083			10,007
Repayment of expenses paid by a related party on behalf of the Group																		4,124	2,759			4,663
Amount Payable For Expenses paid By Related Party On Behalf Of Affiliates																		4,124	2,759			4,663
Staff, Start-up Cost and Other Miscellaneous Expense Paid By Related Party Transactions On Behalf Of Affiliates													3,458			2,731		4,612
Amounts payable, related party transactions																		48,428	32,502			47,429
Consideration percentage on contributed capital											56.00%
Capital Contribution, Related Party Transactions	[4]																	0	0			15,000
Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Payments to a non-controlling shareholder upon the liquidation of subsidiaries							¥ 3,713
Haibo Logistics [Member]
Disclosure of related party [Line Items]
Contributed Capital From Former Shareholder											¥ 5,000
Haibo Logistics [Member] | Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Proportion of ownership interests held by non-controlling interests										44.00%
Dividends Paid to Related Party Transactions								¥ 3,475	¥ 1,407
Haibo Logistics [Member] | Ningbo Haoliang [Member]
Disclosure of related party [Line Items]
Consideration paid (received)										¥ 2,800
Zhuji Tianma Boya Training Center Co., Ltd [Member]
Disclosure of related party [Line Items]
Ownership interest acquired																					100.00%
Cash consideration																					¥ 100
Percentage of voting equity interests acquired																					100.00%
Zhuji Yuesheng Management Consulting Co., Ltd [Member]
Disclosure of related party [Line Items]
Ownership interest acquired																				100.00%
Cash consideration																				¥ 100
Percentage of voting equity interests acquired																				100.00%
Ming Kang Hui [Member]
Disclosure of related party [Line Items]
Amount Received By Affiliates on Behalf Of Related Party Transactions													¥ 34,649			46,453		47,070
Hailiang Education Investment Group Co Ltd [Member]
Disclosure of related party [Line Items]
Cash loan Due to related party outstanding																			67,524			99,603
Number of schools | item												19	19
Education And Management Service Provided To Managed Schools [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions													¥ 8,818			28,344		12,275
Tianma Experimental School [Member]
Disclosure of related party [Line Items]
Gains From Disposal Of Affiliated Entities To A Related Party																		1,683
Hailiang Kindergarten [Member]
Disclosure of related party [Line Items]
Gains From Disposal Of Affiliated Entities To A Related Party																		3,285
Chuzhou School [Member]
Disclosure of related party [Line Items]
Gains From Disposal Of Affiliated Entities To A Related Party																		381
Heng Zhong Da Leasehold Improvement Service [Member]
Disclosure of related party [Line Items]
Amounts payable, related party transactions																			42,033			11,260
Services received, related party transactions													106,835			29,669		29,098
Mr.Feng [Member]
Disclosure of related party [Line Items]
Cash Payments For Purchase Of Healthy Food From Related Parties																68,963		38,323
Cash Payments For Purchase Of Healthy Food From Related Parties																68,963		38,323
Amounts payable, related party transactions																			11,387			18,516
Capital Contribution, Related Party Transactions																						15,000
IT Services, Students Physical Examination Services, Travel Services and Other Service [Member]
Disclosure of related party [Line Items]
Amounts payable, related party transactions																			9,160			420
Services received, related party transactions													19,957			23,263		6,884
Ming Kang Hui Ecological Agriculture Group Co., Ltd. and Zhuji Hailiang Food Co., Ltd
Disclosure of related party [Line Items]
Cash Payments For Purchase Of Healthy Food From Related Parties													74,116
Cash Payments For Purchase Of Healthy Food From Related Parties													74,116
Ming Kang Hui Supermarket Service Fee [Member]
Disclosure of related party [Line Items]
Revenue from rendering of services, related party transactions													3,423			4,878		4,556
Hong Kong Leonit Limited [Member]
Disclosure of related party [Line Items]
Cash payments for loan made to related party					$ 14,500	¥ 98,229							32,079
Cash loans from related parties			$ 1,150	¥ 7,609		¥ 99,603							11,850
Loan offset against the USD loan due | $			$ 1,150
Cash receipts from repayment of advances and loans made to related parties												$ 1,700			$ 1,820	12,412
Cash loan Due from related party outstanding												$ 9,830			$ 11,530				69,591			79,265
Hailiang Finance [Member]
Disclosure of related party [Line Items]
Net deposits/(withdrawals) of cash at a related party finance entity													265,479			517,185		679,018
Cash held at a related party finance entity																			489,027			223,548
Cash payments for term deposits placed with related party finance entity													3,808,762			4,709,697		204,000
Cash receipts of maturity of term deposits placed with related party finance entity													¥ 4,279,255			¥ 3,526,603		¥ 401,000
Term deposits held by related party																			¥ 916,601			¥ 1,387,094
Hailiang Finance [Member] | Minimum [member]
Disclosure of related party [Line Items]
Term deposit maturity period												3 months	3 months		3 months	3 months
Hailiang Finance [Member] | Maximum [member]
Disclosure of related party [Line Items]
Term deposit maturity period												1 year	1 year		1 year	1 year
Haibo Education [Member]
Disclosure of related party [Line Items]
Contributed Capital From Former Shareholder											¥ 6,000
Haibo Education [Member] | Nanchang Baishu [Member]
Disclosure of related party [Line Items]
Dividends Paid to Related Party Transactions								¥ 17,670	¥ 6,075
Haibo Education [Member] | Ningbo Haoliang [Member]
Disclosure of related party [Line Items]
Ownership interest acquired										56.00%
Percentage of voting equity interests acquired										56.00%
Consideration paid (received)										¥ 3,360

[1]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit settled part of the USD loan in cash, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.During the year ended June 30, 2020, Leonit settled part of the USD loan in cash, amounting to USD1,700 (equivalent to RMB11,850) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB 32,079 thousand to Hailiang Group.As of June 30, 2019 and 2020, the USD loan made to Leonit of USD11,530 (equivalent to RMB79,265) and USD9,830 (equivalent to RMB69,591) was included in “Other receivables due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB67,524 was included in “Other payables due to related parties”, respectively.
[2]	The Group leases the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, a related party controlled by Mr. Feng. In addition, Haibo Education and Haibo Logistics lease the office space and warehouse from Nanchang Hongtou Property Management Co., Ltd, (“Nanchang Hongtou”), a related party before October 30, 2019 and owned by Mr. Honggen Min, who is the controlling shareholder of Nanchang Baishu. The Group also leases some office spaces from Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr. Feng.
[3]	As of June 30, 2019 and 2020, the Group has cash held at a related party finance entity of RMB223,548 and RMB489,027, respectively. During the year ended June 30, 2019, net amount of RMB517,185 were withdrawn from Hailiang Finance. During the years ended June 30, 2018 and 2020, net amount of RMB679,018 and RMB265,479 were placed with Hailiang Finance, respectively. The cash held at a related party finance entity is held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time.During the years ended June 30, 2018, 2019 and 2020, term deposits of RMB204,000, RMB4,709,697 and RMB3,808,762 were placed with Hailiang Finance, and RMB401,000, RMB3,526,603 and RMB4,279,255 were matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows.As of June 30, 2019 and 2020, the Group has term deposits with maturities ranging from three months to one year amounting to RMB1,387,094 and RMB916,601 that are placed at Hailiang Finance, respectively.The interest income from the deposits during the years ended June 30, 2018, 2019 and 2020 amounted to RMB11,464, RMB24,313 and RMB24,798, respectively. Interest receivable as of June 30, 2019 and 2020 amounted to RMB4,916 and RMB4,478, respectively, which was included in "Other receivables due from related parties".
[4]	Mr. Feng, paid awards of RMB15,000 to the Group's outstanding teachers to recognize their outstanding performance and contributions during the year ended June 30, 2019. The transaction is accounted for as a deemed contribution from a controlling shareholder.